UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Greystone Investment Management, LLC
Address: 3805 Edwards Road
         Suite 180
         Cincinnati, OH  45209

13F File Number:  028-10016

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Sally Humphrey
Title:     Chief Compliance Officer
Phone:     513-731-8444

Signature, Place, and Date of Signing:

 /s/     Sally Humphrey      Cincinnati, OH     February 09, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    42

Form 13F Information Table Value Total:    $218,538 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100    11017   195921 SH       SOLE                   195921        0        0
Anheuser Busch Companies Incor ADR              035229103    10966   179795 SH       SOLE                   179795        0        0
BANK OF NEW YORK MELLON CORP   COM              064058100     7714   387435 SH       SOLE                   387435        0        0
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702     5845    76600 SH       SOLE                    76600        0        0
BROOKFIELD ASSET MGMT INC      CL A LTD VT SH   112585104    12012   437710 SH       SOLE                   437710        0        0
BROOKFIELD INFRAST PARTNERS    LP INT UNIT      G16252101     2481    89570 SH       SOLE                    89570        0        0
Canadian Oil Sands Limited CAN FOREIGN EQUITY   13643E105    10043   441375 SH       SOLE                   441375        0        0
CENOVUS ENERGY INC             COM              15135U109     6360   192107 SH       SOLE                   192107        0        0
Cheung Kong Hldgs Limited      ADR	        166744201      438    36840 SH       SOLE                    36840        0        0
Cheung Kong Holdings Limited O FOREIGN EQUITY   Y13213106    10795   906000 SH       SOLE                   906000        0        0
COMCAST CORP NEW               CL A SPL         20030N200     8788   373026 SH       SOLE                   373026        0        0
ENCANA CORP                    COM              292505104     5168   278872 SH       SOLE                   278872        0        0
EXXON MOBIL CORP               COM              30231G102      344     4063 SH       SOLE                     4063        0        0
Fairfax Finl Hldgs Limited     FOREIGN EQUITY   303901102     8602    20113 SH       SOLE                    20113        0        0
Fanuc Corporation JAPAN        FOREIGN EQUITY   J13440102      245     1600 SH       SOLE                     1600        0        0
Groupe Danone Shs FRANCE       FOREIGN EQUITY   F12033134     8060   128035 SH       SOLE                   128035        0        0
Hang Lung Properties Limited S FOREIGN EQUITY   Y30166105     7250  2548000 SH       SOLE                  2548000        0        0
Henderson Land Dev Company Lim FOREIGN EQUITY   Y31476107      403    81160 SH       SOLE                    81160        0        0
HOWARD HUGHES CORP             COM              44267D107      336     7605 SH       SOLE                     7605        0        0
INTEL CORP                     COM              458140100    10791   444972 SH       SOLE                   444972        0        0
ISHARES TR                     DJ OIL&GAS EXP   464288851      317     5165 SH       SOLE                     5165        0        0
ISHARES TR                     S&P DEV EX-US    464288422      381    13836 SH       SOLE                    13836        0        0
JOHNSON & JOHNSON              COM              478160104      533     8133 SH       SOLE                     8133        0        0
LABORATORY CORP AMER HLDGS     COM NEW          50540R409     1875    21810 SH       SOLE                    21810        0        0
LEGG MASON INC                 COM              524901105      533    22150 SH       SOLE                    22150        0        0
MEDTRONIC INC                  COM              585055106     8843   231190 SH       SOLE                   231190        0        0
MICROSOFT CORP                 COM              594918104    10800   416042 SH       SOLE                   416042        0        0
Nestle S A Sponsored           ADR              641069406     9833   170269 SH       SOLE                   170269        0        0
NOVARTIS A G                   SPONSORED ADR    66987V109     9461   165482 SH       SOLE                   165482        0        0
Oakmark International Small Ca MUTUAL FUND      413838509     7685   640988 SH       SOLE                   640988        0        0
PEPSICO INC                    COM              713448108     5635    84931 SH       SOLE                    84931        0        0
PROCTER & GAMBLE CO            COM              742718109      386     5790 SH       SOLE                     5790        0        0
REPUBLIC SVCS INC              COM              760759100     6993   253825 SH       SOLE                   253825        0        0
ROYAL DUTCH SHELL PLC          SPONS ADR A      780259206      564     7720 SH       SOLE                     7720        0        0
SCHLUMBERGER LTD               COM              806857108      238     3488 SH       SOLE                     3488        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209     8203   203240 SH       SOLE                   203240        0        0
TOTAL S A                      SPONSORED ADR    89151E109     7528   147285 SH       SOLE                   147285        0        0
VANGUARD INDEX FDS             TOTAL STK MKT    922908769     1090    16956 SH       SOLE                    16956        0        0
Vanguard Total International S MUTUAL FUND      921909602      643    49213 SH       SOLE                    49213        0        0
VARIAN MED SYS INC             COM              92220P105      201     3000 SH       SOLE                     3000        0        0
WASHINGTON FED INC             COM              938824109      313    22393 SH       SOLE                    22393        0        0
WELLS FARGO & CO NEW           COM              949746101     8825   320210 SH       SOLE                   320210        0        0
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